Offerings - Offering: 1	Apr. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.444% Fixed-to-Floating Rate Notes due 2030
Amount Registered | shares	1,750,000,000
Maximum Aggregate Offering Price	$ 1,750,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 241,675.00
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of this offering is $1,750,000,000.